Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - $ / shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net income (loss) attributable to Edison Nation, Inc. - basic	1,269,492	(1,435,290)
Net income (loss) attributable to Edison Nation, Inc. - diluted	1,269,492	(1,435,290)
Average shares outstanding - basic	8,181,470	5,661,380
Average shares outstanding - diluted	8,181,470	5,661,380
Weighted average number of common shares outstanding - basic	8,181,470	5,661,380
Weighted average number of common shares outstanding - diluted	9,637,421	5,661,380
Net income (loss) attributable to Edison Nation, Inc. per share - basic	$ 0.16	$ (0.25)
Net income (loss) attributable to Edison Nation, Inc. per share - diluted	$ 0.13	$ (0.25)
Options and Other Share-based Awards [Member]
Weighted average number of common shares outstanding - basic
Weighted average number of common shares outstanding - diluted	210,000
Shares Reserved [Member]
Weighted average number of common shares outstanding - basic
Weighted average number of common shares outstanding - diluted	990,000
Warrants for Noteholders [Member]
Weighted average number of common shares outstanding - basic
Weighted average number of common shares outstanding - diluted	81,807
Convertible Shares Under Notes Payable [Member]
Weighted average number of common shares outstanding - basic
Weighted average number of common shares outstanding - diluted	46,337
Shares to be Issued [Member]
Weighted average number of common shares outstanding - basic
Weighted average number of common shares outstanding - diluted	127,807